VIA EDGAR

February 28, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Praxis Mutual Funds Securities Act File No. 033-69724 Investment Company Act File No. 811-08056 Post-Effective Amendment No. 38

Ladies and Gentlemen:

On behalf of Praxis Mutual Funds (the “Trust”), I hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 38 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).

The purpose for this Amendment is to make material changes to the the principal investment strategies and the benchmark indices for both the Praxis Growth Index Fund and Praxis Value Index Fund.

Should members of the Staff have any questions or comments concerning this filing, they should call the undersigned at (617) 366-0668.

Very truly yours,

/s/ Charles J. Daly___
Charles J. Daly

Enclosures